General (Details) - USD ($) $ / shares in Units, $ in Thousands	Oct. 30, 2024	Jun. 06, 2023	May 07, 2024
General [Line Items]
Share issuance		359,498
Warrant [Member]
General [Line Items]
Exercise price	$ 4.38
IPO [Member]
General [Line Items]
Share issuance	958,903
Price of per shares	$ 4.38
Gross proceeds	$ 4,200
Net proceeds	$ 2,916
Exercise price			$ 4.35